Share-Based Payments (Details) - Schedule of Options are Fair Valued using Monte Carlo Simulation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Options are Fair Valued Using Monte Carlo Simulation [Abstract]
Expected weighted average volatility (%)	98.00%	80.00%